Produced Content, Net - Summary of Released, Less Amortization And Impairment (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Produced Content Net [Line Items]
Released, less amortization and impairment	¥ 4,506	$ 635	¥ 3,815
In production, less impairment	7,875	1,109	8,336
In development, less impairment	996	140	851
Total	13,377	1,884	13,002
Released, less amortization and impairment [Member]
Disclosure Of Produced Content Net [Line Items]
— Predominantly monetized with other content	4,445	626	3,725
—Predominantly monetized on its own	61	9	90
In production, less impairment [Member]
Disclosure Of Produced Content Net [Line Items]
— Predominantly monetized with other content	7,630	1,075	7,676
—Predominantly monetized on its own	245	34	660
In development, less impairment [Member]
Disclosure Of Produced Content Net [Line Items]
— Predominantly monetized with other content	947	133	816
— Predominantly monetized on its own	¥ 49	$ 7	¥ 35